Flight equipment held for operating leases, net	6 Months Ended
Jun. 30, 2022
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Abstract]
Flight equipment held for operating leases, net	Flight equipment held for operating leases, net
Movements in flight equipment held for operating leases during the six months ended June 30, 2022 and 2021 were as follows:

	Six Months Ended June 30,
	2022	2021
Net book value at beginning of period	$57,825,056	$35,156,450
Additions	1,707,720	785,047
Depreciation	(1,197,431)	(776,414)
Disposals and transfers to held for sale	(555,939)	(330,940)
Transfers to investment in finance leases, net/inventory	(282,133)	(19,890)
Write-offs and impairments (Note 5 and 20)	(3,190,491)	(73,386)
Net book value at end of period	$54,306,782	$34,740,867

Accumulated depreciation and impairment as of June 30, 2022 and 2021, respectively:	$(11,702,822)	$(10,335,040)